GENERAL (Details) - USD ($) $ in Thousands		12 Months Ended
	Jul. 09, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accumulated deficit		$ (77,464)	$ (65,959)
Net cash used in operating activities		(7,660)	(6,416)
Cash, cash equivalents and restricted cash		1,210	2,801	$ 2,100
Net working capital		$ 8,834
Reduction in operating expenses (as a percent)		19.00%
Amount of secured financing			20,000
Remaining available secured financing			$ 6,000
Subsequent Event [Member]
Amount raised from private equity placement	$ 3,200